TRANSCRIPT – AFL-CIO HIT 2Q2022 Painters Version -Video (2 Minutes)

Clifton Moore, Board Member, Reconnecting McDowell: All the challenges that are here. It's a monumental task.

Text: “The Problem with Housing in America”

Christal Kornegay, Executive Director, MassHousing: Affordable housing is very much needed here.

Kate Bennett, CEO, Boston Housing Authority: Our waiting list is over 50,000 families.

JoAnn Barbour, Executive Director, Charlesview, Inc.: People are saying, I need a place for my family and I can't afford to live here.

Text: “JFK Dedicates Housing Development”

John J. Sweeney, President Emeritus, AFL-CIO: John F Kennedy issued a call to organized labor: “This housing project demonstrates what labor can do.”

Chang Suh, CEO & CIO, AFL-CIO HIT: The Housing Investment Trust has been around really since 1965.

Text: “Labor Launches Plan to Invest in Housing” Dr. Martin Luther King, Jr. photo “AFL-CIO Creates Mortgage Trust”

Kevin Filter, Board Trustee, AFL-CIO HIT: And if you work with them for 35 years, you know, what they do is a commitment to communities.

Text: Photos of Construction Workers

HIT Project Sign

“Foreclosures in the forecast”

Bart Mitchell, CEO, Community Builders: And then it was the Great Recession. This was the largest apartment building built in America that year and was only possible because HIT was willing to proceed.

Text “Builders must step up, create housing that is affordable”

Clifton Moore: And so if unions existed for that purpose then, they exist for this purpose now. And we need them now more than ever.

Text:

HIT LEADS THE WAY

FINANCED 575 PROJECTS NATIONWIDE

Sonya Mays, CEO, Develop Detroit: It can be challenging to find the financing tools to do things like introduce 25% of the units as veterans housing.

Text:

124,118 HOUSING AND HEALTHCARE UNITS (67% AFFORDABLE)

INVESTED OR ALLOCATED $10.2 BILLION

Byron Osbern, Business Representative, IBEW Local 58: The HIT fund is our members money in action.

Text:

RESULTING IN 191.7 MILLION HOURS OF UNION CONSTRUCTION WORK

Alex Zurek, Secretary-Treasurer, Michigan Labor District Council: People go to work on these projects. That money flows back into the pension funds, goes back into the AFL HIT programs and keeps circulating.

Text:

(Circular Graphic) UNION WAGES – PENSION – HIT FUND – HIT FINANCING AND RETURNS – CONSTRUCTION PROJECTS

Matt Dierks, Electrician, IBEW Local 292: My pension dollars are going towards this whole project, towards the community.

Text:

(Map Graphic) HIT PROJECTS IN CONSTRUCTION/COMMITTED as of June 30, 2022

California

3 Projects Under Construction

1.4M Hours of Union Construction Work

$79.1 M Invested or Allocated

Texas

1 Project Under Construction

0.3M Hours of Union Construction Work

$37 M Invested or Allocated

Hawaii

1 Project Under Construction

0.4M Hours of Union Construction Work

$17.1M Invested or Allocated

Missouri

1 Project Under Construction

0.4M Hours of Construction Work

$32M Invested or Allocated

Minnesota

15 Projects Under Construction

4.4M Hours of Construction Work

$457.3M Invested or Allocated

Wisconsin

1 Project Under Construction

1.5M Hours of Construction Work

$104.7M Invested or Allocated

Illinois

10 Projects Under Construction

2.5M Hours of Construction Work

$388M Invested or Allocated

Michigan

2 Projects Under Construction

1M Hours of Construction Work

$62.3M Invested or Allocated

Ohio

2 Projects Under Construction

0.5M Hours of Construction Work

$16.6M Invested or Allocated

Pennsylvania

1 Project Under Construction

0.3M Hours of Construction Work

$13.8M Invested or Allocated

New York

3 Projects Under Construction

6.1M Hours of Construction Work

$158M Invested or Allocated

Massachusetts

4 Projects Under Construction

1.6M Hours of Construction Work

$146.9M Invested or Allocated

James A. Williams, Jr., General President, IUPAT: The funding of construction projects around the country is such an important piece for labor.

Kevin Filter: 100% union construction built.

Kelsie Norman, Allied Painters, District 35: It was one of the only careers in my life that paid me what I felt like I was worth and set up a foundation for my family.

James A. Williams, Jr., General President, IUPAT: The more we can grow HIT, the more jobs we can create, the bigger value we bring to communities and to this country.

Text:

GENERATING 15.2 MILLION HOURS OF WORK FOR PAINTERS

1984 – JUNE 30,2022

Text:

HIT’S NATIONAL IMPACT

575 PROJECTS NATIONWIDE

$10.2 BILLION CAPITAL INVESTED OR ALLOCATED

191.7 MILLION HOURS OF UNION CONSTRUCTION WORK

124,118 UNITS OF HOUSING (67% AFFORDABLE)

$39.4 BILLION TOTAL ECONOMIC IMPACTS

Text:

Thank you IUPAT for your support

AFL-CIO HOUSING INVESTMENT TRUST

COMPETITIVE RETURNS | UNION CONSTRUCTION JOBS | HOUSING FINANCE

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of June. 30, 2022. Economic impact data is in 2021 dollars and all other figures are nominal.

Investors should consider HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.

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